Employee benefits - Employee benefits - French part-time for seniors plans - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Other long-term benefits	€ 2,434	€ 2,313	€ 2,616
French part-time for seniors plans [member]
Disclosure of geographical areas [line items]
Other long-term benefits	€ 1,784	€ 1,644	€ 1,956